Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Deferred Income Tax	Deferred income tax

All figures in £ millions	2018	2017
Deferred income tax assets	60	95
Deferred income tax liabilities	(136)	(164)

Net deferred income tax	(76)	(69)

Schedule of Movement on Net Deferred Income Assets and Liabilities

The movement in deferred income tax assets and liabilities during the year is as follows:

All figures in £ millions	Trading losses	Returns provisions	Retirement benefit obligations	Deferred revenue	Goodwill and intangibles	Other	Total
Deferred income tax assets/(liabilities)
At 1 January 2017	22	35	37	117	(295)	69	(15)
Exchange differences	(2)	(3)	(4)	(8)	19	(8)	(6)
Income statement (charge)/benefit	(11)	6	7	(9)	118	(1)	110
Disposal through business disposal	—	—	—	—	—	(3)	(3)
Tax benefit in other comprehensive income	—	—	(84)	—	—	(5)	(89)
Transfer to assets/(liabilities) classified as held for sale	—	(4)	—	(73)	3	8	(66)

At 31 December 2017	9	34	(44)	27	(155)	60	(69)
Adjustment on initial application of IFRS 15 (see note 1b)	—	—	—	15	—	1	16
Adjustment on initial application of IFRS 9 (see note 1c)	—	—	—	—	—	3	3
Exchange differences	—	1	1	6	(16)	(5)	(13)
Income statement (charge)/benefit	11	(4)	(21)	20	(34)	(14)	(42)
Disposal through business disposal	—	—	—	—	—	16	16
Tax charge in other comprehensive income	—	—	9	—	—	—	9
Tax charge in equity	—	—	—	—	—	4	4
At 31 December 2018	20	31	(55)	68	(205)	65	(76)